iShares®

iShares Trust

Supplement dated June 27, 2025

to the Statement of Additional Information

for the iShares Global Clean Energy ETF (ICLN) (the “Fund”)

The following name change for the Fund’s underlying index went effective on February 10, 2025. All references to the underlying index are updated to reflect the new underlying index name.

Fund	Prior Underlying Index Name	New Underlying Index Name

iShares Global Clean Energy ETF	S&P Global Clean Energy IndexTM	S&P Global Clean Energy Transition IndexTM

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-SUPP-ICLN-0625

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